Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.87%
Argentina–0.27%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$32,894,232
Brazil–0.99%
StoneCo Ltd., Class A(c)	1,713,077	123,170,236
China–4.41%
JD.com, Inc., ADR(c)	6,161,480	546,461,661
Denmark–0.06%
Ascendis Pharma A/S, ADR(c)	51,902	7,793,085
France–10.32%
Airbus SE(c)	3,129,088	315,236,778
Dassault Systemes SE	178,332	35,653,254
Kering S.A.	458,595	300,940,998
LVMH Moet Hennessy Louis Vuitton SE	1,040,130	628,023,390
		1,279,854,420
Germany–2.47%
SAP SE	2,404,878	306,137,719
India–3.44%
DLF Ltd.	70,355,450	246,200,059
ICICI Bank Ltd., ADR	11,904,539	179,758,540
		425,958,599
Italy–0.25%
Brunello Cucinelli S.p.A.(c)	773,116	30,962,712
Japan–17.43%
Capcom Co. Ltd.	2,856,600	179,428,639
FANUC Corp.	598,400	157,143,917
Keyence Corp.	656,012	352,895,885
Murata Manufacturing Co. Ltd.	4,330,212	417,041,866
Nidec Corp.	3,819,432	507,255,947
Omron Corp.	2,246,400	198,850,304
Takeda Pharmaceutical Co. Ltd.	2,622,189	91,940,201
TDK Corp.	1,587,300	256,957,364
		2,161,514,123
Netherlands–0.84%
ASML Holding N.V.	127,086	67,663,705
uniQure N.V.(c)	1,031,898	36,539,508
		104,203,213
Spain–1.15%
Industria de Diseno Textil S.A.	4,822,745	143,086,195
Sweden–3.03%
Assa Abloy AB, Class B	6,401,588	158,496,197
Atlas Copco AB, Class A	3,998,937	217,678,521
		376,174,718
Switzerland–0.64%
Zur Rose Group AG(c)	172,835	79,378,615
Shares		Value
United Kingdom–2.54%
Farfetch Ltd., Class A(c)	3,126,870	$191,489,519
Prudential PLC	7,726,408	123,864,405
		315,353,924
United States–52.03%
Adobe, Inc.(c)	1,091,454	500,726,352
Agilent Technologies, Inc.	1,856,680	223,117,236
Alphabet, Inc., Class A(c)	615,013	1,123,850,156
Amazon.com, Inc.(c)	53,288	170,851,986
Analog Devices, Inc.	172,447	25,406,616
Avantor, Inc.(c)	5,874,297	173,233,018
Blueprint Medicines Corp.(c)	666,014	64,436,854
Boston Scientific Corp.(c)	1,675,490	59,379,366
Castle Biosciences, Inc.(c)	406,818	27,187,647
Charles River Laboratories International, Inc.(c)	188,480	48,825,744
Colgate-Palmolive Co.	324,518	25,312,404
Dun & Bradstreet Holdings, Inc.(c)	702,338	16,610,294
Electronic Arts, Inc.	789,437	113,047,378
Equifax, Inc.	1,047,869	185,588,079
Facebook, Inc., Class A(c)	2,050,329	529,661,491
Fate Therapeutics, Inc.(c)	296,684	26,888,471
Fidelity National Information Services, Inc.	1,031,570	127,357,632
Illumina, Inc.(c)	223,661	95,377,997
Intuit, Inc.	1,384,920	500,274,652
Ionis Pharmaceuticals, Inc.(c)	1,240,416	74,511,789
IQVIA Holdings, Inc.(c)	356,418	63,371,120
MacroGenics, Inc.(c)	1,045,323	21,366,402
Maxim Integrated Products, Inc.	3,892,205	341,385,300
Microsoft Corp.	571,949	132,669,290
Nuance Communications, Inc.(c)	1,578,159	71,869,361
PayPal Holdings, Inc.(c)	1,593,609	373,398,525
Pegasystems, Inc.	590,801	75,297,587
Phathom Pharmaceuticals, Inc.(c)	1,123,410	43,251,285
Qualtrics International, Inc., Class A	249,964	10,998,416
S&P Global, Inc.	1,519,633	481,723,661
Sage Therapeutics, Inc.(c)	450,794	36,356,536
Twist Bioscience Corp.(c)	58,158	9,569,317
United Parcel Service, Inc., Class B	1,263,180	195,792,900
Veracyte, Inc.(c)	1,487,213	84,324,977
Visa, Inc., Class A	615,172	118,881,989
Walt Disney Co. (The)	1,447,460	243,419,348
Zimmer Biomet Holdings, Inc.	247,985	38,107,855
		6,453,429,031
Total Common Stocks & Other Equity Interests (Cost $4,338,407,039)		12,386,372,483
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	828,691

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	10,120,441	$10,120,441
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(a)(d)	7,225,872	7,228,762
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	11,566,219	11,566,219
Total Money Market Funds (Cost $28,915,422)		28,915,422
TOTAL INVESTMENTS IN SECURITIES—100.11% (Cost $4,367,322,461)		12,416,116,596
OTHER ASSETS LESS LIABILITIES–(0.11)%		(13,672,578)
NET ASSETS–100.00%		$12,402,444,018
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,269,509	$94,443,875	$(88,592,943)	$-	$-	$10,120,441	$401
Invesco Liquid Assets Portfolio, Institutional Class	3,048,843	67,459,912	(63,279,969)	192	(216)	7,228,762	1,006
Invesco Treasury Portfolio, Institutional Class	4,879,438	107,935,859	(101,249,078)	-	-	11,566,219	245
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	36,663,663	-	-	(3,769,431)	-	32,894,232	-
Total	$48,861,453	$269,839,646	$(253,121,990)	$(3,769,239)	$(216)	$61,809,654	$1,652

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$32,894,232	$32,894,232
Brazil	123,170,236	—	—	123,170,236
China	546,461,661	—	—	546,461,661
Denmark	7,793,085	—	—	7,793,085
France	—	1,279,854,420	—	1,279,854,420
Germany	—	306,137,719	—	306,137,719
India	180,587,231	246,200,059	—	426,787,290
Italy	—	30,962,712	—	30,962,712
Japan	—	2,161,514,123	—	2,161,514,123
Netherlands	36,539,508	67,663,705	—	104,203,213
Spain	—	143,086,195	—	143,086,195
Sweden	—	376,174,718	—	376,174,718
Switzerland	—	79,378,615	—	79,378,615
United Kingdom	191,489,519	123,864,405	—	315,353,924
United States	6,453,429,031	—	—	6,453,429,031
Money Market Funds	28,915,422	—	—	28,915,422
Total Investments	$7,568,385,693	$4,814,836,671	$32,894,232	$12,416,116,596
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Fund